SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank loans	$ 17,714,928	$ 18,711,357
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 17,714,928	$ 18,711,357
Average interest rate	6.182%	7.138%
Interest expense, short term bank loans	$ 1,017,345	$ 1,943,115	$ 2,663,924
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,772,771
Annual rate	5.44%
Repayment date	Dec. 24, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,388,943
Annual rate	4.40%
Repayment date	Dec. 02, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 5,186,623
Annual rate	6.216%
Repayment date	Dec. 01, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 770,214
Annual rate	5.87%
Repayment date	Nov. 03, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,540,429
Annual rate	7.80%
Repayment date	Jun. 29, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,515,520
Annual rate	6.60%
Repayment date	Jun. 06, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,540,429
Annual rate	6.95%
Repayment date	Apr. 16, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 3,254,149
Annual rate		7.00%
Repayment date		Dec. 17, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 813,536
Annual rate		7.80%
Repayment date		Oct. 30, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 1,627,075
Annual rate		7.728%
Repayment date		Oct. 28, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 3,254,149
Annual rate		7.416%
Repayment date		Oct. 28, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 4,067,686
Annual rate		6.00%
Repayment date		Aug. 13, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 2,440,612
Annual rate		7.28%
Repayment date		Jun. 12, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 1,627,075
Annual rate		7.28%
Repayment date		Mar. 09, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 1,627,075
Annual rate		6.60%
Repayment date		Jan. 02, 2015